Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Current assets:
Cash and cash equivalents	¥ 1,168,914	¥ 1,206,128
Trade accounts and notes receivable, net of allowance for doubtful accounts of ¥7,885 million in 2013 and ¥9,677 million in 2014 (notes 3, 9 and 20)	1,158,671	1,005,981
Finance subsidiaries-receivables, net (notes 3, 4, 9 and 20)	1,464,215	1,243,002
Inventories (notes 5 and 9)	1,302,895	1,215,421
Deferred income taxes (notes 11 and 20)	202,123	234,075
Other current assets (notes 3, 4, 7, 9 and 17)	474,448	418,446
Total current assets	5,771,266	5,323,053
Finance subsidiaries-receivables, net (notes 3, 4, 9 and 20)	3,317,553	2,788,135
Investments and advances:
Investments in and advances to affiliates (note 6)	564,266	459,110
Other, including marketable equity securities (notes 3, 4 and 7)	253,661	209,680
Total investments and advances	817,927	668,790
Property on operating leases (note 8):
Vehicles	2,718,131	2,243,424
Less accumulated depreciation	481,410	400,292
Net property on operating leases	2,236,721	1,843,132
Property, plant and equipment, at cost (note 9):
Land	521,806	515,661
Buildings	1,895,140	1,686,638
Machinery and equipment	4,384,255	3,832,090
Construction in progress	339,093	288,073
Gross property, plant and equipment	7,140,294	6,322,462
Less accumulated depreciation and amortization	4,321,862	3,922,932
Net property, plant and equipment	2,818,432	2,399,530
Other assets, net of allowance for doubtful accounts of ¥22,754 million in 2013 and ¥22,100 million in 2014 (notes 3, 4, 9, 11, 13, 17 and 20)	660,132	612,717
Total assets	15,622,031	13,635,357
Current liabilities:
Short-term debt (notes 4 and 9)	1,319,344	1,238,297
Current portion of long-term debt (notes 4 and 9)	1,303,464	945,046
Trade payables:
Notes	28,501	31,354
Accounts	1,071,179	956,660
Accrued expenses (note 13)	626,503	593,570
Income taxes payable (note 11)	43,085	48,454
Other current liabilities (notes 9, 11 and 17)	319,253	275,623
Total current liabilities	4,711,329	4,089,004
Long-term debt, excluding current portion (notes 4 and 9)	3,234,066	2,710,845
Other liabilities (notes 4, 10, 11 and 13)	1,563,238	1,630,085
Total liabilities	9,508,633	8,429,934
Honda Motor Co., Ltd. shareholders' equity:
Common stock, authorized 7,086,000,000 shares; issued 1,811,428,430 shares	86,067	86,067
Capital surplus	171,117	171,117
Legal reserves (note 12)	49,276	47,583
Retained earnings (notes 1(c) and 12)	6,431,682	6,001,649
Accumulated other comprehensive income (loss), net (notes 7, 11, 13, 15 and 17)	(793,014)	(1,236,792)
Treasury stock, at cost 9,131,140 shares in 2013 and 9,137,234 shares in 2014	(26,149)	(26,124)
Total Honda Motor Co., Ltd. shareholders' equity	5,918,979	5,043,500
Noncontrolling interests (note 1(c))	194,419	161,923
Total equity	6,113,398	5,205,423
Commitments and contingent liabilities (notes 18 and 19)
Total liabilities and equity	¥ 15,622,031	¥ 13,635,357